Derivative Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 10 - Derivative Liabilities

As discussed in Note 8 under Convertible Notes Payable, the Company issued debts that consist of the issuance of convertible notes with variable conversion provisions. The conversion terms of the convertible notes are variable based on certain factors, such as the future price of the Company’s common stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Due to the fact that the number of shares of common stock issuable could exceed the Company’s authorized share limit, the equity environment is tainted and all additional convertible debentures and warrants are included in the value of the derivative. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable conversion option and warrants and shares to be issued were recorded as derivative liabilities on the issuance date.

The fair values of the Company’s derivative liabilities were estimated at the issuance date and are revalued at each subsequent reporting date, using a lattice model. The Company recognized current derivative liabilities of $5,092,870 and $221,822 at March 31, 2017 and December 31, 2016, respectively. The change in fair value of the derivative liabilities resulted in a loss of $5,100,091 and a gain of $101,329 for the three months ended March 31, 2017 and 2016, respectively, which has been reported within other expense in the statements of operations. The loss of $5,100,091 for the three months ended March 31, 2017 consisted of a loss of $4,945,782 due to the value attributable to the warrants, a loss of $147,088 in market value of the warrants and a net loss in market value of $7,221 on the convertible notes. The gain of $101,329 for the three months ended March 31, 2016 consisted of a loss of $12,232 due to the value in excess of the face value of the convertible notes and a net gain in market value of $113,561 on the convertible notes.

The following is a summary of changes in the fair market value of the derivative liability during the three months ended March 31, 2017 and the year ended December 31, 2016, respectively:

Derivative
Liability
Total
Balance, December 31, 2015	$150,076
Increase in derivative value due to issuances of convertible promissory notes	583,415
Change in fair market value of derivative liabilities due to the mark to market adjustment	13,816
Debt conversions	(525,485)
Balance, December 31, 2016	$221,822
Increase in derivative value due to issuances of warrants	4,945,782
Change in fair market value of derivative liabilities due to the mark to market adjustment	154,309
Debt conversions	(229,043)
Balance, March 31, 2017	$5,092,870

Key inputs and assumptions used to value the convertible debentures and warrants issued during the three months ended March 31, 2017:

·	Stock price ranging from $0.0435 to $0.0050 during these periods would fluctuate with projected volatility.
·	The notes convert with variable conversion prices and fixed conversion prices (tainted notes).
·	An event of default would occur -0-% of the time, increasing 1% per month to a maximum of 20%.
·	The projected annual volatility curve for each valuation period was based on the historical annual volatility of the company in the range of 145% - 385%.
·	The Company would redeem the notes -0-% of the time, increasing 1% per month to a maximum of 5%.
·	All notes are assumed to be extended at maturity by 2 years – the time required to convert out this volume of stock.
·	The holders of the securities would automatically convert midway through to maturity on a monthly basis based on ownership and trading volume limitations.
·	A change of control and fundamental transaction would occur initially -0-% of the time and increase monthly by -0-% to a maximum of -0-%.
·	The monthly trading volume would average $556,020 to $911,155 and would increase at 1% per month.
·	The stock price would fluctuate with the Company projected volatility using a random sampling (450,000 iterations for each valuation) from a normal distribution. The stock price of the underlying instrument is modelled such that it follows a geometric Brownian motion with constant drift and volatility.
·	The Holder would exercise the warrants after 1 trading day as they become exercisable (at issuance) at target prices of 3 times the projected reset price or higher.
·	Reset events were projected to occur by 12/31/17 and 12/31/18 – the reset provision ends 3/30/19 and the option expires 3/30/20.
·	The stock price would fluctuate with an annual volatility. The projected annual volatility curve for each valuation period was based on the historical annual volatility of the company and the term remaining in the range 261.86% - 261.99%.
·	The Holder would exercise the warrant at maturity 3/30/20 if the stock price was above the reset exercise price.

As discussed in Note 8 under Convertible Notes Payable, the Company issued debts that consist of the issuance of convertible notes with variable conversion provisions. The conversion terms of the convertible notes are variable based on certain factors, such as the future price of the Company’s common stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Due to the fact that the number of shares of common stock issuable could exceed the Company’s authorized share limit, the equity environment is tainted and all additional convertible debentures and warrants are included in the value of the derivative. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable conversion option and warrants and shares to be issued were recorded as derivative liabilities on the issuance date.

The fair values of the Company’s derivative liabilities were estimated at the issuance date and are revalued at each subsequent reporting date, using a lattice model. The Company recognized current derivative liabilities of $221,822 and $150,076 at December 31, 2016 and 2015, respectively. The change in fair value of the derivative liabilities resulted in a loss of $26,048 and a loss of $20,076 for the years ended December 31, 2016 and 2015, respectively, which has been reported within other expense in the statements of operations. The loss of $26,048 for the year ended December 31, 2016 consisted of a loss of $12,232 due to the value in excess of the face value of the convertible notes and a net loss in market value of 13,816 on the convertible notes. The loss of $20,076 for the year ended December 31, 2015 consisted of a loss of $14,748 due to the value in excess of the face value of the convertible notes and a net loss in market value of $5,328 on the convertible notes.

The following is a summary of changes in the fair market value of the derivative liability during the years ended December 31, 2016 and 2015, respectively:

Derivative
Liability
Total
Balance, December 31, 2014	$-
Increase in derivative value due to issuances of convertible promissory notes	144,748
Change in fair market value of derivative liabilities due to the mark to market adjustment	5,328
Debt conversions	-
Balance, December 31, 2015	$150,076
Increase in derivative value due to issuances of convertible promissory notes	583,415
Change in fair market value of derivative liabilities due to the mark to market adjustment	13,816
Debt conversions	(525,485)
Balance, December 31, 2016	$221,822

Key inputs and assumptions used to value the convertible debentures and warrants issued during the years ended December 31, 2016 and 2015:

·	Stock price ranging from $0.0435 to $0.0050 during these periods would fluctuate with projected volatility.
·	The notes convert with variable conversion prices and fixed conversion prices (tainted notes).
·	An event of default would occur -0-% of the time, increasing 1% per month to a maximum of 20%.
·	The projected annual volatility curve for each valuation period was based on the historical annual volatility of the company in the range of 145% - 385%.
·	The Company would redeem the notes -0-% of the time, increasing 1% per month to a maximum of 5%.
·	All notes are assumed to be extended at maturity by 2 years – the time required to convert out this volume of stock.
·	The holders of the securities would automatically convert midway through to maturity on a monthly basis based on ownership and trading volume limitations.
·	A change of control and fundamental transaction would occur initially -0-% of the time and increase monthly by -0-% to a maximum of -0-%.
·	The monthly trading volume would average $556,020 to $911,155 and would increase at 1% per month.